LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities
SCHEDULE OF LEASE LIABILITIES

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Lease liabilities, beginning	15,454	14,286
Additions	10,442	10,384
De-recognised	(3,799)	(1,724)
Accretion of interest	827	791
Lease payments	(8,638)	(9,573)
Lease liabilities, ending	14,286	14,164

SCHEDULE OF LEASE LIABILITIES IN FINANCIAL POSITION

Lease liabilities are presented in the statement of financial position as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Lease liabilities, current	7,421	6,606
Lease liabilities, non-current	6,865	7,558
	14,286	14,164